Stockholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Regulatory Matters
STOCKHOLDERS' EQUITY AND REGULATORY MATTERS

16. STOCKHOLDERS' EQUITY AND REGULATORY MATTERS

The Company is authorized to issue 500,000 shares of preferred stock with no par value. The Board has the ability to fix the voting, dividend, redemption and other rights of the preferred stock, which can be issued in one or more series. No shares of preferred stock have been issued.

The Company has a dividend reinvestment and stock purchase plan. Under this plan, additional shares of Juniata Valley Financial Corp. stock may be purchased at the prevailing market prices with reinvested dividends and voluntary cash payments, within limits. To the extent that shares are not available in the open market, the Company has reserved common stock to be issued under the plan. As of October 2005, any adjustment in capitalization of the Company will result in a proportionate adjustment to the reserved shares for this plan. At December 31, 2011, 141,887 shares were available for issuance under the Dividend Reinvestment Plan.

The Company periodically repurchases shares of its common stock under the share repurchase program approved by the Board of Directors. Repurchases have typically been through open market transactions and have complied with all regulatory restrictions on the timing and amount of such repurchases. Shares repurchased have been added to treasury stock and accounted for at cost. These shares may be reissued for stock option exercises, employee stock purchase plan purchases and to fulfill dividend reinvestment program needs. During 2009, 2010 and 2011, 12,600, 83,900 and 33,850 shares, respectively, were repurchased in conjunction with this program. Remaining shares authorized in the program were 88,186 as of December 31, 2011.

The Company and the Bank are subject to risk-based capital standards by which bank holding companies and banks are evaluated in terms of capital adequacy. These regulatory capital requirements are administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company's and the Bank's assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company's and Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to each maintain minimum amounts and ratios (set forth in the table below) of Total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined in the regulations), and Tier I capital (as defined in the regulations) to average assets (as defined in the regulations). Management believes, as of December 31, 2011 and 2010, that the Company and the Bank met all capital adequacy requirements to which they were subject.

As of December 31, 2011, the most recent notification from the regulatory banking agencies categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as "well capitalized", the Bank must maintain minimum Total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the table. To the knowledge of management, there are no conditions or events since these notifications that have changed the Bank's category.

The table below provides a comparison of the Company's and the Bank's risk-based capital ratios and leverage ratios to the minimum regulatory requirements for the periods indicated (dollars in thousands).

Juniata Valley Financial Corp. (Consolidated)

	Actual		Minimum Requirement For Capital Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	$52,588	18.83%	$22,339	8.00%
Tier 1 Capital (to Risk Weighted Assets)	49,657	17.78%	11,169	4.00%
Tier 1 Capital (to Average Assets)	49,657	11.16%	17,803	4.00%

As of December 31, 2010:
Total Capital (to Risk Weighted Assets)	$51,977	19.35%	$21,492	8.00%
Tier 1 Capital (to Risk Weighted Assets)	49,141	18.29%	10,746	4.00%
Tier 1 Capital (to Average Assets)	49,141	11.25%	17,473	4.00%

The Juniata Valley Bank

	Actual		Minimum Requirement For Capital Adequacy Purposes		Minimum Regulatory Requirements to be "Well Capitalized" under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital (to Risk Weighted Assets)	$46,692	16.97%	$22,006	8.00%	$27,507	10.00%
Tier 1 Capital (to Risk Weighted Assets)	43,757	15.91%	11,003	4.00%	16,504	6.00%
Tier 1 Capital (to Average Assets)	43,757	9.91%	17,670	4.00%	22,087	5.00%

As of December 31, 2010:
Total Capital (to Risk Weighted Assets)	$46,196	17.46%	$21,171	8.00%	$26,464	10.00%
Tier 1 Capital (to Risk Weighted Assets)	43,354	16.38%	10,586	4.00%	15,878	6.00%
Tier 1 Capital (to Average Assets)	43,354	10.19%	17,016	4.00%	21,270	5.00%

Certain regulatory restrictions exist regarding the ability of the Bank to transfer funds to the Company in the form of cash dividends, loans or advances. At December 31, 2011, $38,900,000 of undistributed earnings of the Bank, included in the consolidated stockholders' equity, was available for distribution to the Company as dividends without prior regulatory approval, subject to the regulatory capital requirements above.